Related Party Transactions (Details) - Schedule of Due from Related Parties - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Schedule of Due from Related Parties [Line Items]
Total due from related parties		$ 4,240,524	$ 36,257
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. (“Zhongjin Kanglu”) [Member]
Schedule of Due from Related Parties [Line Items]
Related party relationship	[1]	An entity controlled by the CEO
Total due from related parties	[1]	$ 4,189,813
Huaniaoyuan Catering Management (Changzhou) Co. Ltd. [Member]
Schedule of Due from Related Parties [Line Items]
Related party relationship		An entity controlled by the CEO
Total due from related parties		$ 50,711	33,285
Other [Member]
Schedule of Due from Related Parties [Line Items]
Related party relationship		Director of the Company
Total due from related parties			$ 2,972

[1]	As of September 30, 2023, the balance due from a related party, Zhongjin Kanglu, was $4,189,813. During the year ended September 30, 2023, as a business collaboration, the Company made advances to Zhongjin Kanglu in the amount of $4,113,000 (RMB30.0 million) as for its temporary working capital needs during the normal course of business. The $4,113,000 advance made to Zhongjin Kanglu has been fully collected in October 2023. The Company expects to make no such advances to its related parties in the future.